CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Cash flow from operating activities
Net loss	¥ (22,172)	$ (3,224)	¥ (46,003)	¥ (54,483)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities
- Loss on Long-term assets impairment	0	0	0	0
- Depreciation of property, plant and equipment	44,509	6,474	42,877	43,193
- Amortization of intangible assets	534	78	528	524
- Deferred income taxes (benefit)	3,617	526	808	5,317
- Bad debt (recovery) expense	(620)	(90)	(746)	2,466
- Inventory provision	0	0	1,340	(226)
Changes in operating assets and liabilities
- Investment income recorded on Fuwei Holdings' book	0	0	0	(1,722)
- Accounts and bills receivable	(1,884)	(274)	10,075	(21,873)
- Inventories	(96)	(14)	(766)	4,647
- Advance to suppliers	(1,796)	(261)	2,145	(403)
- Prepaid expenses and other current assets	161	23	75	18
- Accounts payable	3,278	477	(3,110)	(12,179)
- Accrued expenses and other payables	(850)	(124)	128	(3,597)
- Advance from customers	(117)	(17)	(1,533)	1,263
- Tax payable	817	119	5,009	13,827
Net cash provided by (used in) operating activities	25,381	3,693	10,827	(23,228)
Cash flow from investing activities
Purchases of property, plant and equipment	(4,619)	(672)	(3,282)	(11,218)
Advanced to suppliers - non current	28	4	291	(421)
Amount change in construction in progress		0	65	1,269
Deposit for purchase	0	0	0	0
Net cash used in (provided by) investing activities	(4,591)	(668)	(2,926)	(10,370)
Cash flow from financing activities
Principal payments of bank loans	0	0	(3,300)	(3,350)
Proceeds from short-term bank loans	14,950	2,174	(10,000)	60,000
Proceeds from related party	(36,382)	(5,292)	19,327	(11,333)
Payment of capital lease obligation	0	0	0	(302)
Change in notes payable	(19,900)	(2,894)	(32,988)	15,108
Net cash provided by (used in) financing activities	(41,332)	(6,012)	(26,961)	60,123
Effect of foreign exchange rate changes	(2,014)	(866)	1,760	2,669
Net decrease in cash and cash equivalent, restricted cash	(22,556)	(3,853)	(17,300)	29,194
Cash and cash equivalent,and restricted cash
At beginning of period/year	69,464	10,676	86,764	57,570
At end of period/year	46,908	6,823	69,464	86,764
SUPPLEMENTARY DISCLOSURE:
Interest paid	9,766	1,420	9,453	7,865
Income tax paid	0	0	0	0
SUPPLEMENTARY SCHEDULE OF NONCASH INVESTING AND FINANCIAL ACTIVITIES:
Account payable for plant and equipment:	1,010	147	1,374	1,597
Obligations for acquired equipment under capital lease:	¥ 0	$ 0	¥ 0	¥ 0